Consolidated Balance Sheets - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 3,363	$ 43,560
Total current assets	3,363	43,560
Property and equipment, net of accumulated amortization	5,885	9,914
Deferred financing costs	4,441	7,078
Total assets	13,689	60,552
Current liabilities
Accounts payable	5,541	54,899
Accrued liabilities	5,107	9,765
Due to related parties	3,950	25,654
Convertible debenture, net of unamortized discount of $102,402 and $71,119, respectively	16,098	162,818
Derivative liability	237,061	127,451
Total liabilities	267,757	380,587
Stockholders' Deficit
Common stock: Authorized: unlimited common shares, with no par value, issued and outstanding: 211,841,789 and 122,414,114 common shares, respectively	18,734,351	17,956,297
Common stock subscribed	50,000	50,000
Additional paid-in capital	4,965,842	4,965,842
Accumulated deficit	(24,004,261)	(23,292,174)
Total Stockholders' Deficit	(254,068)	(320,035)
Total Liabilities and Stockholders' Deficit	$ 13,689	$ 60,552